Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2022		$ 10,000	$ (10,000)		$ (117,611)	$ 909	$ (116,702)
Balance, shares at Sep. 30, 2022	[1]	10,000,000
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 75	(466,138)	466,063
Issuance of ordinary shares, shares	[1]	75,259
Net income					419,558		419,558
Foreign currency translation adjustments						(198)	(198)
Settlement of subscription receivables			274,575				274,575
Balance at Sep. 30, 2023		$ 10,075	(201,563)	466,063	301,947	711	577,233
Balance, shares at Sep. 30, 2023	[1]	10,075,259
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 9		63,900			63,909
Issuance of ordinary shares, shares	[1]	8,580
Net income					798,716		798,716
Foreign currency translation adjustments						10,698	10,698
Settlement of subscription receivables			201,563				201,563
Balance at Sep. 30, 2024		$ 10,084		529,963	1,100,663	11,409	1,652,119
Balance, shares at Sep. 30, 2024	[1]	10,083,839
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 1,500		4,237,084			4,238,584
Issuance of ordinary shares, shares	[1]	1,500,000
Net income					1,001,335		1,001,335
Foreign currency translation adjustments						2,707	2,707
Balance at Sep. 30, 2025		$ 11,584		$ 4,767,047	$ 2,101,998	$ 14,116	$ 6,894,745
Balance, shares at Sep. 30, 2025	[1]	11,583,839

[1]	Shares presented on a retroactive basis to reflect the reorganization.